MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES [Text Block]
4.	MINERAL PROPERTIES

The Company owns a 100% interest in the MacArthur and Yerington properties and has an option to earn a 100% interest in the Bear, Wassuk, and Butte Valley properties in Nevada, as well as a 90% interest in the Groundhog property in Alaska.

Total mineral property maintenance and exploration costs are listed in the table below:

(In thousands of U.S. Dollars)	MacArthur	Yerington		Bear	Wassuk	Groundhog	Butte Valley	Total
Balance, December 31, 2016	$ 17,537	$9,400	$	- $	660	$-	$-	$ 27,597
Add tions :
Property maintenance	151	160		895	252	126	-	1,584
Geological & mapping	47	639		-	6	412	-	1,104
Geophysical & survey	34	240		95	1	525	-	895
Assay & labs	42	104		-	85	-	-	231
Drilling	300	1,393		4	-	200	-	1,897
Other	-	131		1	-	248	-	380
	574	2,667		995	344	1,511	-	6,091
Option payments	(223)	(1,495)		(675)	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572		320	1,004	1,511	-	31,295
Property maintenance	150	52		692	101	40	-	1,035
Geological & mapping	66	45		-		10	-	121
Geophysical & survey	113	13		-		12	-	138
Environmental		196		-		6	-	202
Other	1	13		-		41	-	55
Technical consultant		-		-		-	-	-
	330	319		692	101	109	-	1,551
Proceeds from water rights sale	-	(313)		-	-	-	-	(313)
Balance, December 31, 2018	18,218	10,578		1,012	1,105	1,620	-	32,533
Property maintenance	159	90		238	110	64	168	829
Geological & mapping	17	-		17	-	65	-	99
Geophysical & survey	-	-		-	-	368	18	386
Assay & labs	-	-		-	-	5	-	5
Environmental	-	189		-	-	-	-	189
Field support & overhead	-	15		-	-	178	-	193
Technical study	110	-		-	-	20	-	130
	286	294		255	110	700	186	1,831
Proceeds from water rights sale	-	(5,685)		-	-	-		(5,685)
Balance, December 31, 2019	18,504	5,187		1,267	1,215	2,320	186	28,679

On June 12, 2014, the Company entered a Membership Interest Option Agreement (the “Option Agreement”) with Freeport-McMoRan Nevada LLC (“Freeport Nevada”) whereby Freeport Nevada could earn an initial 55% interest in SPS, which owns the Company’s Nevada properties, by funding a total of $40,750,000. On September 11, 2017, Freeport Nevada terminated the Option Agreement after having funded $14,540,000.

Since September 2017, salaries and benefits related to technical employees have been expensed in the statement of profit and loss instead of capitalized in mineral properties when Freeport Nevada was funding SPS, resulting in a higher salary expense for both 2019 and 2018 years.

a)	MacArthur, Nevada

The Company earned its 100% interest in the MacArthur property by having paid $2,200,000 over ten years. The property is subject to a 2% net smelter return royalty (“NSR”), which may be reduced to a 1% NSR royalty for a consideration of $1,000,000.

b)	Yerington, Nevada

The Company acquired a 100% interest in the Yerington property from the Arimetco bankruptcy proceeding in April 2011 for $500,000 cash and 250,000 common shares. The property has a 2% NSR royalty capped at $7,500,000 payable following commencement of commercial production.

On September 17, 2018, the Company announced a purchase and sale agreement to sell certain primary groundwater rights associated with its Yerington property to Desert Pearl Farms LLC (“Desert Pearl”), a local company involved in agriculture in the Yerington district, Nevada, for $6,260,000. The Company closed the sale on March 3, 2019, for a final value of $6,020,000 after adjusting for a small correction to one of the original permits. Total net proceeds of $5,685,000 and $313,000 were recognized as a reduction in the carrying value of the Yerington property in 2019 and 2018, respectively.

On December 19, 2019, the Company announced two separate purchase and sale agreements to sell certain primary ground water rights to Desert Pearl and Desert Hills Dairy, LLC for $1,880,000, subject to relevant governmental approval.

c)	Bear, Nevada

The Company has five option agreements, entered from March 2013 to May 2015, to acquire a 100% interest in private land in Yerington, Nevada, known as the Bear deposit. Under the terms of these option agreements, as amended, the Company is required to make approximately $5,423,290 in cash payments ($4,643,290 paid) to maintain the exclusive right to purchase the land, mineral rights and certain water rights and to conduct mineral exploration on these properties.

Aggregate payments to maintaining the five option agreements by year are as follows:

   • $1,458,774 March 20, 2013 to December 31, 2015 (paid);

   • $1,363,258 due in 2016 (paid);

   • $895,258 due in 2017 (paid);

   • $688,000 due in 2018 (paid);

   • $238,000 due in 2019 (paid);

   • $193,000 each due in 2020, 2021 and 2022, respectively; and

   • $201,000 due in 2023

d)	Wassuk, Nevada

The Company has an option, as amended, to earn a 100% interest in certain unpatented mining claims in Lyon County, Nevada, over ten years and is required to make $1,515,000 in cash payments ($955,000 paid) and incur a work commitment of $300,000 ($92,112 incurred) by August 1, 2021. The remaining option balance is due on each anniversary August 1, 2020, and 2021 in the amounts of $60,000 and $500,000, respectively.

The property is subject to a 3% NSR royalty upon commencing commercial production, which can be reduced to a 2% NSR royalty in consideration for $1,500,000.

e)	Groundhog, Alaska

On April 25, 2017, the Company announced it signed a five-year lease agreement, amended to six years, with Chuchuna Minerals Company (“Chuchuna”) to earn a 90% interest in the Groundhog copper prospect, located 200 miles southwest of Anchorage, Alaska. To earn the 90% interest, the Company is required to fund a total of $5,000,000 ($2,320,000 funded) of exploration expenditure and to make a lump sum payment to Chuchuna of $3,000,000 by the end of the sixth year.

The Company is required to fund a minimum of $500,000 each year with excessive funding in any one year carried forward to the following year. The Company has met the annual work commitments and can terminate the agreement at its discretion.

f)	Butte Valley, Nevada

On August 22, 2019, the Company entered into an option agreement with North Exploration, LLC, to earn a 100% interest in 600 unpatented mining claims in White Pine County, Nevada, for $600,000 over five years. North Exploration will retain a 2.5% NSR, of which 1% can be purchased for $1,000,000. A further 0.5% NSR can be purchased within the first ten years for $5,000,000.

On December 3, 2019, the Company entered another option agreement with Nevada Select Royalty, Inc., to purchase a 100% interest in 78 unpatented claims associated with the Butte Valley project, for $250,000 over five years. Nevada Select Royalty will retain a 2% NSR, of which 1% can be purchased by Quaterra for $10,000,000.

Aggregate payments to maintaining the two option agreements by year are as follows:

   • $20,000 due 2019 (paid);

   • $80,000 due in 2020;

   • $100,000 due in 2021;

   • $150,000 due in 2022; and

   • $250,000 each due in 2023 and 2024.